Capital Stock and Long-term Retention Plan (Tables)	12 Months Ended
Dec. 31, 2017
Capital Stock and Long-term Retention Plan
Schedule of shares of capital stock and CPOs

At December 31, 2017, shares of capital stock and CPOs consisted of (in millions):

	Authorized and Issued (1)	Repurchased by the Company (2)	Held by a Company’s Trust (3)	Outstanding
Series “A” Shares	123,273.9	(135.3)	(6,350.9)	116,787.7
Series “B” Shares	58,982.9	(119.1)	(4,928.0)	53,935.8
Series “D” Shares	90,086.5	(189.6)	(4,090.1)	85,806.8
Series “L” Shares	90,086.5	(189.6)	(4,090.1)	85,806.8

Total	362,429.8	(633.6)	(19,459.1)	342,337.1

Shares in the form of CPOs	301,145.5	(633.6)	(13,672.7)	286,839.2
Shares not in the form of CPOs	61,284.3	—	(5,786.4)	55,497.9

Total	362,429.8	(633.6)	(19,459.1)	342,337.1

CPOs	2,573.9	(5.4)	(116.9)	2,451.6

(1)	As of December 31, 2017, the authorized and issued capital stock amounted to Ps.4,978,126 (nominal Ps.2,494,410).

(2)

In 2017, the Company repurchased 633.6 million shares, in the form of 5.4 million CPOs, in the amount of Ps.383,808 in connection with a share repurchased program that was approved by the Company’s stockholders.

(3)	In connection with the Company’s Long-Term Retention Plan described below.

Schedule of reconciliation of the number of shares and CPOs outstanding

A reconciliation of the number of shares and CPOs outstanding for the years ended December 31, 2017 and 2016, is presented as follows (in millions):

	Series “A” Shares	Series “B” Shares	Series “D” Shares	Series “L” Shares	Shares Outstanding	CPOs Outstanding
As of January 1, 2016	115,409.0	53,340.3	84,859.5	84,859.5	338,468.3	2,424.6
Acquired (1)	(325.9)	(286.8)	(456.2)	(456.2)	(1,525.1)	(13.1)
Released (1)	1,200.2	747.3	1,188.8	1,188.8	4,325.1	34.0

As of December 31, 2016	116,283.3	53,800.8	85,592.1	85,592.1	341,268.3	2,445.5
Acquired (2)	(135.3)	(119.1)	(189.6)	(189.6)	(633.6)	(5.4)
Acquired (1)	(698.1)	(614.4)	(977.4)	(977.4)	(3,267.3)	(27.9)
Released (1)	1,337.8	868.5	1,381.7	1,381.7	4,969.7	39.4

As of December 31, 2017	116,787.7	53,935.8	85,806.8	85,806.8	342,337.1	2,451.6

(1)	By a Company’s trust in connection with the Company’s Long-Term Retention Plan described below.

(2)	In connection with a share repurchase program.

Schedule of arrangements and weighted-average assumptions

	Long-Term Retention Plan
Arrangements:
Year of grant	2013	2014	2015	2016	2017
Number of CPOs or CPOs equivalent granted	39,000	39,000	39,000	39,000	37,000
Contractual life	3 years	3 years	3 years	3 years	3 years

Assumptions:
Dividend yield	0.54%	0.39%	0.33%	0.38%	0.38%
Expected volatility (1)	24%	19.07%	26.92%	27.60%	24.58%
Risk-free interest rate	4.79%	4.68%	4.61%	4.83%	7.04%
Expected average life of awards	3.00 years	3.00 years	3.00 years	3.00 years	2.96 years

(1)	Volatility was determined by reference to historically observed prices of the Company’s CPOs.

Summary of the stock awards for employees

A summary of the stock conditionally sold to employees as of December 31, is presented below (in Mexican pesos and thousands of CPOs):

	2017		2016
	CPOs or CPOs Equivalent	Weighted- Average Exercise Price	CPOs or CPOs Equivalent	Weighted- Average Exercise Price

Long-Term Retention Plan:
Outstanding at beginning of year	146,293	75.85	144,250	66.60
Conditionally sold	37,000	85.70	39,000	85.10
Paid by employees	(21,962)	44.89	(32,855)	36.84
Forfeited	(3,416)	86.40	(4,102)	83.16

Outstanding at end of year	157,915	79.75	146,293	75.85

To be paid by employees at end of year	54,274	66.75	33,693	46.28